Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

		December 31,
	Estimated Useful Life Years	2014	2013
Laboratory equipment	4	$434	$328
Furniture and fixtures	5	95	98
Office and computer equipment	3	170	85
Construction in progress	—	92	—
Leasehold improvements	Lesser of useful life or lease term	2,457	79

		3,248	590
Less accumulated depreciation and amortization		(494)	(350)

		$2,754	$240

Depreciation and amortization expense recorded for the years ended December 31, 2014, 2013, and 2012 were $323, $144, and $122, respectively.